Total
IDX Commodity Opportunities Fund

IDX Commodity Opportunities Fund

Investor Class Shares: CFIDX

Institutional Class Shares: COIDX

a Series of IDX Funds

Supplement dated January 29, 2024,

to the

Prospectus, dated April 28, 2023

The following replaces the information under the sub-heading “Example” under the heading “Summary of IDX Commodity Opportunities Fund” on page 9 of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example - IDX Commodity Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Class Shares	212	1,020
Institutional Class Shares	187	946